Related Parties - Summary of Compensation Paid or Payable to Directors and to Key Management for Services (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Director compensation, and key management salaries and benefits	$ 4,312,000	$ 4,427,000
Share-based compensation	1,325,000	1,273,000
Termination benefits	317,000	0
Key management personnel compensation	$ 5,954,000	$ 5,700,000